Consolidated Statements of Profit or Loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	€ 2,939.7	€ 2,606.6	€ 2,515.9
Cost of sales	(2,124.4)	(1,862.3)	(1,753.4)
Gross profit	815.3	744.3	762.5
Other operating expenses	(391.2)	(356.3)	(382.7)
Exceptional items	(48.7)	(45.3)	(20.6)
Operating profit	375.4	342.7	359.2
Finance income	12.1	0.1	4.7
Finance costs	(66.5)	(106.1)	(68.4)
Net finance costs	(54.4)	(106.0)	(63.7)
Profit before tax	321.0	236.7	295.5
Taxation	(71.2)	(55.7)	(70.4)
Profit for the year	249.8	181.0	225.2
Profit (loss), attributable to non-controlling interests	0.0	0.0	(0.1)
Profit (loss)	€ 249.8	€ 181.0	€ 225.1
Earnings per share:
Basic earnings per share (in euros per share)	€ 1.43	€ 1.02	€ 1.16
Diluted earnings per share (in euros per share)	€ 1.43	€ 1.02	€ 1.14